Definite-Lived Intangible Assets, Net - Schedule of Definite-Lived Intangible Assets Amortization Expense (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Definite-Lived Intangible Assets Amortization Expense [Abstract]
Twelve months ending March 31, 2026	$ 1,041,288
Twelve months ending March 31, 2027	1,041,288
Twelve months ending March 31, 2028	101,168
Twelve months ending March 31, 2029	10,419
Twelve months ending March 31, 2030 and thereafter	13,689
Total	$ 2,207,852	$ 3,273,226